[LETTERHEAD]
October 6, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Transamerica Series Trust Transamerica MFS High Yield VP (033-00507; 811-04419)
Ladies and Gentlemen:
On behalf of Transamerica Series Trust (the “Trust”) attached for electronic filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, is a definitive proxy statement, notice of special meeting of shareholders and form of voting instruction form (the “Proxy Materials”) relating to the Special Meeting of Shareholders of the Trust scheduled to be held on November 13, 2009. The filing has been marked to indicate changes from the preliminary filing on September 22, 2009 (SEC Accession No. 0000950123-09-044920).
The Proxy Materials propose the approval of an investment sub-advisory agreement between Transamerica Asset Management, Inc. and AEGON USA Investment Management, LLC. The Trust intends to mail definitive Proxy Materials to shareholders of the Trust on or about October 9, 2009.
Any questions or comments regarding the Proxy Materials should be directed to the undersigned at (727) 299-1844.

Sincerely,
/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Assistant Secretary

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